Class A, C and I Shares | GABELLI GOLD FUND INC
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide investors with long term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 11 of the Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares GABELLI GOLD FUND INC (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares GABELLI GOLD FUND INC	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.57%	2.32%	1.32%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares GABELLI GOLD FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	726	1,042	1,381	2,335
Class C Shares	335	724	1,240	2,656
Class I Shares	134	418	723	1,590

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption Class A, C and I Shares GABELLI GOLD FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	726	1,042	1,381	2,335
Class C Shares	235	724	1,240	2,656
Class I Shares	134	418	723	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion (the “80% Investment Policy”).

In selecting investments for the Fund, Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), focuses on stocks that are undervalued, but which appear to have favorable prospects for growth. Factors considered in this determination include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth.

Because most of the world’s gold production is outside of the United States, the Fund expects that a significant portion of its assets may be invested in securities of foreign issuers, including those located in developed as well as emerging markets.

An important function of the Adviser’s investment process is to, among other things, establish through the Adviser’s research, a value at which a particular stock may be sold, provided there are no other fundamental changes in the business. The Adviser constantly monitors the Fund’s holdings to determine if such holdings continue to act in accordance with the factors described above and the Fund’s investment objective. The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.
Principal Risks
You May Want to Invest in the Fund if:
  you are investing for a long term goal such as retirement
  you are looking to add an aggressive growth component to your portfolio you are willing to accept higher risks of investing in a sector of the stock market in exchange for long term returns
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Concentration Risk.    The Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.
  Emerging Markets Risk.    Investing in emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political, and valuation risks.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Gold Related Risks.    Investments related to gold and other precious metals and minerals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.
  Market Risk.    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices and other related indexes. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI GOLD FUND, INC. (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
During the years shown in the bar chart, the highest return for a quarter was 23.86% (quarter ended September 30, 2005) and the lowest return for a quarter was (36.07)% (quarter ended June 30, 2013).
Average Annual Total Returns (for the years ended December 31, 2013, with maximum sales charge, if applicable)
Average Annual Total Returns Class A, C and I Shares GABELLI GOLD FUND INC	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	(54.12%)	(5.53%)	0.54%
Class A Shares Return After Taxes on Distributions	(54.11%)	(6.65%)	(0.49%)
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(30.62%)	(2.13%)	1.77%
Class C Shares	(52.13%)	(5.15%)	0.35%
Class I Shares	(51.19%)	(4.21%)	1.26%	Jan. 11, 2008
Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%
Philadelphia Gold & Silver ("XAU") Index (reflects no deduction for fees, expenses, or taxes)	(49.18%)	(7.44%)	(2.54%)
Lipper Precious Metals Fund Average (reflects no deduction for fees, expenses, or taxes)	(49.98%)	(4.51%)	1.11%

The returns shown for Class I Shares prior to their first issuance date are those of the Class AAA Shares of the Fund which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.